Marketable Securities - Proceeds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Proceeds from maturities of available-for-sale securities	$ 43,762,000	$ 16,367,000	$ 0
Proceeds from sale of marketable securities	$ 0	$ 0